Exhibit 99.1

MVW Owner Trust 2015-1

Timeshare Loan Backed Notes, Series 2015-1

Sample Timeshare Loan Agreed-Upon Procedures

Report To:

Marriott Ownership Resorts, Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

27 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Marriott Ownership Resorts, Inc.

6649 Westwood Boulevard

Orlando, Florida 32821

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Re:	MVW Owner Trust 2015-1 (the “Issuer”)
Timeshare Loan Backed Notes, Series 2015-1 (the “Notes”)
Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of timeshare loans (the “Timeshare Loans”) relating to the MVW Owner Trust 2015-1 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Merrill Lynch, Pierce, Fenner & Smith Incorporated (the “Structuring Agent”), on behalf of the Issuer, provided us with:

a.	Electronic data files labeled:

i.	“2015-1 INDICATIVE Pool Datatape_250Sample.xlsx” and the corresponding record layout and decode information (the “Preliminary Domestic Data File”) that the Structuring Agent, on behalf of the Issuer, indicated contains information as of 31 May 2015 (the “Preliminary Cut-Off Date”) for 250 timeshare loans relating to obligors who are citizens or residents of, and make payments from, the United States, Puerto Rico, the U.S. Virgin Islands, Guam, any of the other territories of the United States, Canada or U.S. military bases (the “Sample Domestic Timeshare Loans”), which are listed on Exhibit 1 to Attachment A,

ii.	“Asia 117 Loan Sellable Pool as of 6.30.15.xlsx” and the corresponding record layout and decode information (the “Preliminary Asia Data File”) that the Structuring Agent, on behalf of the Issuer, indicated contains information as of 30 June 2015 (the “Statistical Cut-Off Date”) for certain timeshare loans relating to timeshare properties located in the Asia Pacific region (the “Preliminary Asia Timeshare Loans”),

iii.	“2015-1 Statistical Pool Data Tape 6-30-15.xlsx” and the corresponding record layout and decode information (the “Domestic Data File,” together with the Preliminary Domestic Data File, the “Provided Domestic Data Files”) that the Structuring Agent, on behalf of the Issuer, indicated contains information as of the Statistical Cut-Off Date for certain timeshare loans relating to obligors who are citizens or residents of, and make payments from, the United States, Puerto Rico, the U.S. Virgin Islands, Guam, any of the other territories of the United States, Canada or U.S. military bases (the “Statistical Domestic Timeshare Loans”) and

iv.	“Asia Indicative Tape (66 loans) as of 6.30.15.xlsx” and the corresponding record layout and decode information (the “Asia Data File,” together with the Preliminary Asia Data File, the “Provided Asia Data Files”) that the Structuring Agent, on behalf of the Issuer, indicated contains information as of the Statistical Cut-Off Date for certain timeshare loans relating to timeshare properties located in the Asia Pacific region (the “Statistical Asia Timeshare Loans,” together with the Statistical Domestic Timeshare Loans, the “Statistical Timeshare Loans”),

b.	A schedule (the “Sample Asia Timeshare Loan Listing”) that the Structuring Agent, on behalf of the Depositor, indicated contains the Loan Numbers (as defined in Attachment A) for ten Preliminary Asia Timeshare Loans on the Preliminary Asia Data File that were selected by the Structuring Agent, on behalf of the Issuer (the “Sample Asia Timeshare Loans,” together with the Sample Domestic Timeshare Loans, the “Sample Timeshare Loans”), which are listed on Exhibit 2 to Attachment A and

c.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Timeshare Loans were selected by the Structuring Agent, on behalf of the Issuer. The Structuring Agent, on behalf of the Issuer, did not inform us as to the basis for how they selected the number of Sample Timeshare Loans or the selection criteria they used to select the Sample Timeshare Loans. The Structuring Agent, on behalf of the Issuer, indicated that the Sample Timeshare Loans and the Statistical Timeshare Loans are expected to both be representative of the Timeshare Loans.

For the purpose of the procedures described in this report, Marriott Ownership Resorts, Inc. (the “Servicer”), on behalf of the Issuer, provided us with:

a.	An electronic data file labeled “Term 2015-1 AUP sample data tape (2).xlsx” and the corresponding record layout and decode information (the “Additional Preliminary Domestic Data File”) that the Servicer, on behalf of the Issuer, indicated contains additional information as of Preliminary Cut-Off Date relating to the last name, first name, billing address, billing city and billing zip code Domestic Sample Characteristics (as defined below) for each Sample Domestic Timeshare Loan,

b.	Imaged copies of:

i.	The note (the “Note”),

ii.	The deed of trust (the “Deed of Trust”),

iii.	The mortgage (the “Mortgage”),

iv.	The note and mortgage modification (the “Modification”),

v.	The purchase and sale agreement (the “Purchase and Sale Agreement”),

vi.	The credit report (the “Credit Report”),

vii.	The HUD-1 uniform settlement statement (the “HUD-1”) and

viii.	Certain screen shots from the Servicer’s internal information and servicing system (the “MortgageServ System Domestic Sample Loan Screen Shots,” together with the Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report and HUD-1, the “Domestic Source Documents”)

for each Sample Domestic Timeshare Loan, if applicable,

c.	Imaged copies of:

i.	The loan agreement, loan application form or payment date confirmation notice (the “Loan Agreement”),

ii.	The ready to close checklist (the “Ready to Close Checklist”),

iii.	The membership application form (the “Membership Application”) and

iv.	Certain screen shots from the Servicer’s internal information and servicing system (the “MortgageServ System Asia Sample Loan Screen Shots,” together with the Loan Agreement, Ready to Close Checklist and Membership Application, the “Asia Source Documents,” and collectively with the Domestic Source Documents, the “Source Documents”)

for each Sample Asia Timeshare Loan,

d.	The list of relevant characteristics on the Provided Domestic Data Files (the “Domestic Sample Characteristics”), which are listed on Exhibit 3 to Attachment A,

e.	The list of relevant characteristics on the Provided Asia Data Files (the “Asia Sample Characteristics,” together with the Domestic Sample Characteristics, the “Sample Characteristics”), which are listed on Exhibit 4 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Provided Domestic Data Files, Provided Asia Data Files, Sample Asia Timeshare Loan Listing, Additional Preliminary Domestic Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Domestic Data Files, Provided Asia Data Files or the Additional Preliminary Domestic Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Servicer or the Structuring Agent, both on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Timeshare Loans or the Timeshare Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer or the Structuring Agent, both on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Timeshare Loans,

iii.	Whether the originator of the Timeshare Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 July 2015

Attachment A Page 1 of 3

Procedures we performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Issuer, for each Sample Domestic Timeshare Loan on the Preliminary Domestic Data File, we appended the Preliminary Domestic Data File with the corresponding last name, first name, billing address, billing city and billing zip code information on the Additional Preliminary Domestic Data File. The Preliminary Domestic Data File, as appended, is hereinafter referred to as the “Updated Preliminary Domestic Data File.”

2.	For each Sample Domestic Timeshare Loan, we performed the following procedures:

a.	We compared the Domestic Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Updated Preliminary Domestic Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Domestic Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A and the final paragraph of this Item 2. The Domestic Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Domestic Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

b.	We compared the loan number (the “Loan Number”), as shown on the Updated Preliminary Domestic Data File, to the corresponding information on an imaged copy of the Domestic Source Documents file cover page that was provided by the Servicer, on behalf of the Issuer. All such compared information was in agreement.

For each Domestic Sample Characteristic which has more than one Domestic Source Document listed on Exhibit 3 to Attachment A, the Servicer, on behalf of the Issuer, instructed us to compare the information on the Updated Preliminary Domestic Data File to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Domestic Source Document with the highest priority. For each Domestic Sample Characteristic, we were instructed by the Servicer, on behalf of the Issuer, to use the order the Domestic Source Documents are listed on Exhibit 3 to Attachment A as the order of priority for the Domestic Source Documents. Where the information relating to a Domestic Sample Characteristic on the Updated Preliminary Domestic Data File is shown on more than one Domestic Source Document, we were instructed by the Servicer, on behalf of the Issuer, to use the highest priority Domestic Source Document that contained this information. We performed no procedures to identify or reconcile any differences that may exist between the Domestic Sample Characteristics that are shown on multiple Domestic Source Documents.

Attachment A Page 2 of 3

3.	For each Sample Asia Timeshare Loan, we performed the following procedures:

a.	We compared the Asia Sample Characteristics listed on Exhibit 4 to Attachment A, as shown on the Preliminary Asia Data File, to the corresponding information located on the Asia Source Documents. The Asia Source Document that we were instructed by the Servicer, on behalf of the Issuer, to use for each Asia Sample Characteristic is shown on Exhibit 4 to Attachment A. All such compared information was in agreement.

b.	We compared the Loan Number, as shown on the Preliminary Asia Data File, to the corresponding information on an imaged copy of the Asia Source Documents file cover page that was provided by the Servicer, on behalf of the Issuer. All such compared information was in agreement.

4.	For each timeshare loan on the Updated Preliminary Domestic Data File and Domestic Data File, we compared the Loan Number on the Updated Preliminary Domestic Data File to the corresponding Loan Number on the Domestic Data File and noted that:

a.	13,541 of the Statistical Domestic Timeshare Loans included on the Domestic Data File were not included on the Updated Preliminary Domestic Data File and

b.	20 Sample Domestic Timeshare Loans included on the Updated Preliminary Domestic Data File were not included on the Domestic Data File (the “Removed Sample Domestic Timeshare Loans”), which are identified on Exhibit 1 to Attachment A.

5.	For the 230 Sample Domestic Timeshare Loans that were included on the Domestic Data File, we compared the Domestic Sample Characteristics listed on Exhibit 3 to Attachment A, except for:

a.	The current balance and next payment due date Domestic Sample Characteristics, which the Servicer, on behalf of the Issuer, instructed us not to compare due to the passage of time between the Preliminary Cut-Off Date and the Statistical Cut-Off Date, and

b.	The last name, first name, billing address, billing city and billing zip code Domestic Sample Characteristics, which were not included on the Domestic Data File,

all as shown on the Updated Preliminary Domestic Data File, to the corresponding information on the Domestic Data File. All such compared information was in agreement.

Attachment A Page 3 of 3

6.	For each timeshare loan on the Preliminary Asia Data File and Asia Data File, we compared the Loan Number on the Preliminary Asia Data File to the corresponding Loan Number on the Asia Data File and noted that:

a.	All of the Statistical Asia Timeshare Loans included on the Asia Data File were included on the Preliminary Asia Data File,

b.	53 of the Preliminary Asia Timeshare Loans included on the Preliminary Asia Data File were not included on the Asia Data File (the “Removed Asia Timeshare Loans”) and

c.	Three of the Removed Asia Timeshare Loans were Sample Asia Timeshare Loans (the “Removed Sample Asia Timeshare Loans”), which are identified on Exhibit 2 to Attachment A.

7.	For the seven Sample Asia Timeshare Loans that were included on the Asia Data File, we compared the Asia Sample Characteristics listed on Exhibit 4 to Attachment A, all as shown on the Preliminary Asia Data File, to the corresponding information on the Asia Data File. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Domestic Timeshare Loans

Sample Domestic Timeshare Loan Number	Loan Number	Removed Sample Domestic Timeshare Loan
1	[REDACTED]
2	[REDACTED]
3	[REDACTED]	X
4	[REDACTED]
5	[REDACTED]
6	[REDACTED]
7	[REDACTED]
8	[REDACTED]
9	[REDACTED]
10	[REDACTED]
11	[REDACTED]
12	[REDACTED]	X
13	[REDACTED]
14	[REDACTED]
15	[REDACTED]	X
16	[REDACTED]
17	[REDACTED]
18	[REDACTED]
19	[REDACTED]
20	[REDACTED]
21	[REDACTED]
22	[REDACTED]	X
23	[REDACTED]
24	[REDACTED]
25	[REDACTED]
26	[REDACTED]
27	[REDACTED]
28	[REDACTED]	X
29	[REDACTED]
30	[REDACTED]
31	[REDACTED]
32	[REDACTED]
33	[REDACTED]
34	[REDACTED]
35	[REDACTED]
36	[REDACTED]
37	[REDACTED]

Exhibit 1 to Attachment A

Sample Domestic Timeshare Loan Number	Loan Number	Removed Sample Domestic Timeshare Loan
38	[REDACTED]
39	[REDACTED]
40	[REDACTED]
41	[REDACTED]
42	[REDACTED]
43	[REDACTED]
44	[REDACTED]
45	[REDACTED]
46	[REDACTED]
47	[REDACTED]
48	[REDACTED]
49	[REDACTED]
50	[REDACTED]
51	[REDACTED]
52	[REDACTED]
53	[REDACTED]
54	[REDACTED]
55	[REDACTED]
56	[REDACTED]
57	[REDACTED]	X
58	[REDACTED]
59	[REDACTED]
60	[REDACTED]
61	[REDACTED]
62	[REDACTED]
63	[REDACTED]
64	[REDACTED]
65	[REDACTED]	X
66	[REDACTED]
67	[REDACTED]
68	[REDACTED]
69	[REDACTED]
70	[REDACTED]
71	[REDACTED]
72	[REDACTED]
73	[REDACTED]
74	[REDACTED]
75	[REDACTED]	X
76	[REDACTED]

Exhibit 1 to Attachment A

Sample Domestic Timeshare Loan Number	Loan Number	Removed Sample Domestic Timeshare Loan
77	[REDACTED]
78	[REDACTED]
79	[REDACTED]	X
80	[REDACTED]
81	[REDACTED]
82	[REDACTED]
83	[REDACTED]
84	[REDACTED]
85	[REDACTED]
86	[REDACTED]
87	[REDACTED]
88	[REDACTED]
89	[REDACTED]
90	[REDACTED]
91	[REDACTED]	X
92	[REDACTED]
93	[REDACTED]
94	[REDACTED]
95	[REDACTED]
96	[REDACTED]
97	[REDACTED]
98	[REDACTED]
99	[REDACTED]
100	[REDACTED]
101	[REDACTED]
102	[REDACTED]	X
103	[REDACTED]
104	[REDACTED]
105	[REDACTED]
106	[REDACTED]
107	[REDACTED]
108	[REDACTED]
109	[REDACTED]
110	[REDACTED]
111	[REDACTED]
112	[REDACTED]
113	[REDACTED]
114	[REDACTED]
115	[REDACTED]

Exhibit 1 to Attachment A

Sample Domestic Timeshare Loan Number	Loan Number	Removed Sample Domestic Timeshare Loan
116	[REDACTED]
117	[REDACTED]
118	[REDACTED]
119	[REDACTED]
120	[REDACTED]
121	[REDACTED]
122	[REDACTED]
123	[REDACTED]	X
124	[REDACTED]
125	[REDACTED]
126	[REDACTED]
127	[REDACTED]
128	[REDACTED]
129	[REDACTED]
130	[REDACTED]
131	[REDACTED]
132	[REDACTED]
133	[REDACTED]
134	[REDACTED]
135	[REDACTED]
136	[REDACTED]
137	[REDACTED]
138	[REDACTED]
139	[REDACTED]
140	[REDACTED]
141	[REDACTED]
142	[REDACTED]
143	[REDACTED]
144	[REDACTED]
145	[REDACTED]
146	[REDACTED]
147	[REDACTED]
148	[REDACTED]
149	[REDACTED]
150	[REDACTED]
151	[REDACTED]
152	[REDACTED]
153	[REDACTED]
154	[REDACTED]

Exhibit 1 to Attachment A

Sample Domestic Timeshare Loan Number	Loan Number	Removed Sample Domestic Timeshare Loan
155	[REDACTED]
156	[REDACTED]
157	[REDACTED]
158	[REDACTED]
159	[REDACTED]	X
160	[REDACTED]
161	[REDACTED]
162	[REDACTED]
163	[REDACTED]
164	[REDACTED]
165	[REDACTED]
166	[REDACTED]
167	[REDACTED]
168	[REDACTED]
169	[REDACTED]
170	[REDACTED]
171	[REDACTED]
172	[REDACTED]	X
173	[REDACTED]
174	[REDACTED]
175	[REDACTED]
176	[REDACTED]	X
177	[REDACTED]	X
178	[REDACTED]
179	[REDACTED]
180	[REDACTED]
181	[REDACTED]
182	[REDACTED]
183	[REDACTED]
184	[REDACTED]
185	[REDACTED]
186	[REDACTED]
187	[REDACTED]
188	[REDACTED]
189	[REDACTED]
190	[REDACTED]
191	[REDACTED]
192	[REDACTED]
193	[REDACTED]

Exhibit 1 to Attachment A

Sample Domestic Timeshare Loan Number	Loan Number	Removed Sample Domestic Timeshare Loan
194	[REDACTED]
195	[REDACTED]
196	[REDACTED]
197	[REDACTED]
198	[REDACTED]
199	[REDACTED]
200	[REDACTED]
201	[REDACTED]
202	[REDACTED]
203	[REDACTED]
204	[REDACTED]
205	[REDACTED]
206	[REDACTED]
207	[REDACTED]
208	[REDACTED]
209	[REDACTED]
210	[REDACTED]
211	[REDACTED]
212	[REDACTED]
213	[REDACTED]
214	[REDACTED]
215	[REDACTED]
216	[REDACTED]	X
217	[REDACTED]	X
218	[REDACTED]
219	[REDACTED]
220	[REDACTED]
221	[REDACTED]
222	[REDACTED]
223	[REDACTED]
224	[REDACTED]
225	[REDACTED]	X
226	[REDACTED]
227	[REDACTED]
228	[REDACTED]
229	[REDACTED]
230	[REDACTED]
231	[REDACTED]
232	[REDACTED]

Exhibit 1 to Attachment A

Sample Domestic Timeshare Loan Number	Loan Number	Removed Sample Domestic Timeshare Loan
233	[REDACTED]
234	[REDACTED]
235	[REDACTED]
236	[REDACTED]	X
237	[REDACTED]
238	[REDACTED]
239	[REDACTED]
240	[REDACTED]
241	[REDACTED]
242	[REDACTED]
243	[REDACTED]
244	[REDACTED]
245	[REDACTED]
246	[REDACTED]
247	[REDACTED]
248	[REDACTED]
249	[REDACTED]
250	[REDACTED]

Exhibit 2 to Attachment A

Sample Asia Timeshare Loans

Sample Asia Timeshare Loan Number	Loan Number	Removed Sample Asia Timeshare Loan
1	[REDACTED]
2	[REDACTED]
3	[REDACTED]
4	[REDACTED]	X
5	[REDACTED]
6	[REDACTED]	X
7	[REDACTED]
8	[REDACTED]	X
9	[REDACTED]
10	[REDACTED]

Exhibit 3 to Attachment A

Domestic Sample Characteristics

Domestic Sample Characteristic	Domestic Source Document(s)	Notes

Last name	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1

First name	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1

Billing address	(a) Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1 or	i.

(b) MortgageServ System Domestic Sample Loan Screen Shots

Billing city	(a) Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1 or	i.

(b) MortgageServ System Domestic Sample Loan Screen Shots

Billing state	(a) Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1 or	i.

(b) MortgageServ System Domestic Sample Loan Screen Shots

Billing zip code	(a) Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1 or	i.

(b) MortgageServ System Domestic Sample Loan Screen Shots

Interest rate	Note or Modification

Open date	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1

Original term	Note, Deed of Trust, Mortgage or Modification

Original balance	Note, Deed of Trust, Mortgage or Modification

Current balance	MortgageServ System Domestic Sample Loan Screen Shots

Original loan to value	(a) Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1 and	ii.

(b) Recalculation

Next payment due date	MortgageServ System Domestic Sample Loan Screen Shots

Credit score	Credit Report	iii.

Exhibit 3 to Attachment A

Domestic Sample Characteristic	Domestic Source Document(s)	Notes

Monthly payment	Note, Deed of Trust, Mortgage or Modification

Maturity month and year	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1	iv.

Down payment	HUD-1

Resort/Project ID	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1

Purchase price	Note, Deed of Trust, Mortgage, Modification, Purchase and Sale Agreement, Credit Report or HUD-1

Notes:

i.	For the purpose of comparing the billing address, billing city, billing state and billing zip code Domestic Sample Characteristics for each Sample Domestic Timeshare Loan, the Servicer, on behalf of the Issuer, instructed us to use the MortgageServ System Domestic Sample Loan Screen Shots as the Domestic Source Document when the billing address, billing city, billing state or billing zip code, as shown on the highest priority Domestic Source Document listed in the table above which contains the applicable information for such Domestic Sample Characteristic, is different than the billing address, billing city, billing state or billing zip code that is shown on the Updated Preliminary Domestic Data File.

ii.	For the purpose of comparing the original loan to value Domestic Sample Characteristic for each Sample Domestic Timeshare Loan, the Servicer, on behalf of the Issuer, instructed us to recalculate the original loan to value by:

a.	Dividing the:

(i)	Original balance by

(ii)	Purchase price,

both as shown on the applicable Domestic Source Document,

b.	Multiplying the result obtained in a. above by 100 and

c.	Rounding the result obtained in b. above to the nearest integer.

Exhibit 3 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the credit score Domestic Sample Characteristic for each Sample Domestic Timeshare Loan, the Servicer, on behalf of the Issuer, instructed us to compare the Credit Score shown on the Updated Preliminary Domestic Data File to the:

a.	Primary borrower credit score,

b.	Secondary borrower credit score or

c.	Recalculated average value of the primary borrower credit score and the secondary borrower credit score,

all as shown on the Credit Report, and to note agreement if the credit score Domestic Sample Characteristic on the Updated Preliminary Domestic Data File agreed to the corresponding information described in a., b. or c. above. We performed no procedures to reconcile any differences that may exist between the Credit Score information that we observed or recalculated in a., b. or c. above, as applicable.

iv.	For the purpose of comparing the maturity month and year Domestic Sample Characteristic for each Sample Domestic Timeshare Loan, the Servicer, on behalf of the Issuer, instructed us to recalculate the maturity month and year by adding:

a.	The original term to

b.	The open date,

both	as shown on the applicable Domestic Source Document.

For the purpose of the recalculation described in the preceding paragraph, if the open date, as shown on the applicable Domestic Source Document, occurs on the 29th, 30th or 31st day of the month, the Servicer, on behalf of the Issuer, instructed us to use the first day of the following month as the open date.

Exhibit 4 to Attachment A

Asia Sample Characteristics

Asia Sample Characteristic	Asia Source Document

Interest rate	Loan Agreement

Open date	Ready to Close Checklist

Original term	Loan Agreement

Original balance	Loan Agreement

Current balance	MortgageServ System Asia Sample Loan Screen Shots

Next payment due date	MortgageServ System Asia Sample Loan Screen Shots

Monthly payment	Loan Agreement

Down payment	Membership Application

Purchase price	Membership Application

Exhibit 5 to Attachment A

Domestic Sample Characteristic Differences

Sample Domestic Timeshare Loan Number	Domestic Sample Characteristic	Updated Preliminary Domestic Data File Value	Domestic Source Document Value
122	Down payment	$21,900.00	$22,002.39
153	Down payment	$11,130.10	$10,823.40
162	Down payment	$32,500.00	$32,530.20